Commitment and Contingencies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) extension_option
Commitments and Contingencies Disclosure [Abstract]
Number of extension options | extension_option			1
Lease extension term			5 years
Leasehold improvement incentives			$ 3,845
Rental expense	$ 1,876	$ 1,942
Deferred rent liabilities	$ 3,637	$ 4,175